Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Schedule of the amounts due from/to a related party
December 31,
2010
RMB

Ms. Haiyan Gong:
Receivables from	1,000
Payables to	993